Vanguard Total International Bond II Index Fund Average Annual Total Returns - Institutional Prospectus [Member]		12 Months Ended	58 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.03%	0.16%	(0.12%)	2.25%
Bloomberg Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.85%	(3.22%)	(3.59%)	0.56%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.00%	0.03%
Performance Inception Date	Feb. 17, 2021
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(1.14%)
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.77%	(0.47%)